SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,014	$ 3,079
Less: accumulated depreciation	(1,500)	(963)
Property and equipment, net	2,514	2,116
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,996	3,070
Furniture Fixture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18	$ 9